Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Components of accumulated other comprehensive income (loss)
The progression of the components of accumulated other comprehensive income follows (in millions):

		Other Comprehensive Income (Loss)
	AOCI Beginning Balance	Pretax	Tax	Net of tax	Other (c)	AOCI Ending Balance
Year ended December 31, 2019
Net unrealized gains on securities:
Unrealized holding gains on securities arising during the period		$828	$(174)	$654
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(16)	3	(13)
Total net unrealized gains on securities (b)	$42	812	(171)	641	$—	$683
Net unrealized gains (losses) on cash flow hedges	(11)	36	(8)	28	—	17
Total	$31	$848	$(179)	$669	$—	$700

Year ended December 31, 2018
Net unrealized gains (losses) on securities:
Unrealized holding losses on securities arising during the period		$(561)	$118	$(443)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		6	(1)	5
Total net unrealized gains (losses) on securities (b)	$570	(555)	117	(438)	$(90)	$42
Net unrealized gains (losses) on cash flow hedges	(13)	2	—	2	—	(11)
Total	$557	$(553)	$117	$(436)	$(90)	$31

Year ended December 31, 2017
Net unrealized gains on securities:
Unrealized holding gains on securities arising during the period		$299	$(105)	$194
Reclassification adjustment for realized (gains) losses included in net earnings (a)		3	(1)	2
Total net unrealized gains on securities (b)	$273	302	(106)	196	$101	$570
Net unrealized losses on cash flow hedges	(7)	(6)	2	(4)	(2)	(13)
Total	$266	$296	$(104)	$192	$99	$557

(a)The reclassification adjustment out of net unrealized gains on securities affected the following lines in GALIC’s Statement of Earnings:

OCI component	Affected line in the statement of earnings
Pretax	Realized gains (losses) on securities
Tax	Provision for income taxes

(b)
Includes net unrealized gains of $34 million at December 31, 2019 compared to $33 million and $42 million at December 31, 2018 and 2017 related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.

(c)
On January 1, 2018, GALIC adopted new guidance that requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in net earnings. At the date of adoption, the $90 million net unrealized gain on equity securities classified as available for sale (with unrealized holding gains and losses reported in AOCI) under the prior guidance was reclassified from AOCI to retained earnings as the cumulative effect of an accounting change. Other also includes the December 2017 reclassification of $99 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings (see Note A — “Accounting Policies — Income Taxes”).